INVESTMENT IN FINANCE LEASE	12 Months Ended
Dec. 31, 2011
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE
11.	INVESTMENT IN FINANCE LEASE

As of December 31, 2011, one of the Company's vessels was accounted for as a sales-type lease (2010: one). The following lists the components of the investment in sales-type lease as at December 31.

(in thousands of $)	2011	2010
Net minimum lease payments receivable	101,097	112,404
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(66,062)	(75,834)
Total investment in sales-type lease	55,355	56,890

Current portion	1,824	1,535
Long-term portion	53,531	55,355
	55,355	56,890

The minimum future gross revenues to be received under the Company's non-cancellable sales-type lease as of December 31, 2011 are as follows:

(in thousands of $)
2012	11,337
2013	11,307
2014	11,307
2015	11,307
2016	11,338
Thereafter	44,501
Total minimum lease revenues	101,097

The counterparty to the lease is a state-owned oil company which the Company has deemed to have a low credit risk.